Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Cash provided by (used in):
Net income (loss)	$ 19,680	$ 10,509
Adjustments to determine net cash flows:
Provision for credit losses	622	80
Stock-based compensation	535	620
Income tax provision	7,240	3,909
Interest income	(103,156)	(50,568)
Interest expense	54,273	16,441
Amortization	917	973
Accretion of discount on securities	(533)	0
Foreign exchange rate change on assets and liabilities	(998)	1,888
Interest received	99,251	47,681
Interest paid	(40,680)	(19,329)
Income taxes paid	(10,264)	(4,182)
Securities	101,768	0
Loans	(423,843)	(344,431)
Deposits	437,199	274,708
Change in other assets and liabilities	13,364	(10,326)
Net cash flows from (used in) operating activities	155,375	(72,027)
Purchase of property and equipment	(338)	(195)
Net cash flows from (used in) investing activities	(338)	(195)
Financing:
Purchase and cancellation of common shares	(12,558)	0
Dividends paid	(1,808)	(1,868)
Repayment of lease obligations	(351)	(448)
Net cash flows from (used in) financing activities	(14,717)	(2,316)
Change in cash	140,320	(74,538)
Effect of exchange rate changes on cash	(5,240)	1,172
Cash, beginning of the period	88,581	271,523
Cash, end of the period	$ 223,661	$ 198,157